Consolidated Statements of Income (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Revenues
Operating revenue	$ 234,286,550		$ 146,716,403		$ 88,874,595
Other cargo revenue	4,051,060
Revenues, Total	238,337,610		146,716,403		88,874,595
Expenses
Address and brokerage commissions	5,472,823		4,233,794		2,664,461
Voyage expenses	49,336,461		27,790,816		17,660,991
Cost of cargo sold	4,254,853
Charter-in costs	6,833,713		11,287,831		343,710
Vessel operating expenses	56,029,439		32,826,651		22,938,934
Depreciation and amortization	36,608,168		24,179,633		18,677,574
General and administrative costs	6,146,603		5,273,540		4,232,103
Other corporate expenses	3,496,368		1,401,808		1,165,838
Total operating expenses	168,178,428		106,994,073		67,683,611
Operating income	70,159,182		39,722,330		21,190,984
Other income/(expense)
Interest expense	(28,767,858)		(8,735,952)		(2,442,182)
Interest income	98,775		64,590		8,978
Income before income taxes	41,490,099		31,050,968		18,757,780
Income taxes	(506,263)		(515,123)		(107,501)
Net income	$ 40,983,836		$ 30,535,845		$ 18,650,279
Earnings per share:
Basic and diluted	$ 0.89	[1]	$ 0.82	[1]	$ 0.60	[1]
Weighted average number of shares outstanding:
Basic and diluted	46,031,386	[1]	37,294,962	[1]	31,195,743	[1]
Dividends per share:
Basic and diluted			$ 0.06	[1]	$ 0.31	[1]

[1]	All share amounts (except par value per share amounts) have been retroactively restated for 2011 and 2012 to reflect the Company's 3-for-1 stock split on October 29, 2013 as described in Note 10 - Common Stock to these consolidated financial statements.